Label	Element	Value
Risk/Return:	rr_RiskReturnAbstract
Supplement [Text Block]	cik0000770540_SupplementTextBlock

NATIXIS INCOME DIVERSIFIED PORTFOLIO

Supplement dated June 17, 2011 to the Natixis Equity Funds Class ABC Prospectus and Class A and C Natixis Income Diversified Portfolio Summary Prospectus, each dated May 1, 2011, as may be revised or supplemented from time to time.

The Board of Trustees of Natixis Funds Trust I has approved a name change to Natixis Income Diversified Portfolio (the "Fund"). Effective on or about August 1, 2011, the Fund's name will change to the "Natixis Diversified Income Fund" and accordingly, each reference to "Natixis Income Diversified Portfolio" in the Prospectus will be replaced with "Natixis Diversified Income Fund."

Class AC | Natixis Income Diversified Portfolio
Risk/Return:	rr_RiskReturnAbstract
Supplement [Text Block]	cik0000770540_SupplementTextBlock

NATIXIS INCOME DIVERSIFIED PORTFOLIO

Supplement dated June 17, 2011 to the Natixis Equity Funds Class ABC Prospectus and Class A and C Natixis Income Diversified Portfolio Summary Prospectus, each dated May 1, 2011, as may be revised or supplemented from time to time.

The Board of Trustees of Natixis Funds Trust I has approved a name change to Natixis Income Diversified Portfolio (the "Fund"). Effective on or about August 1, 2011, the Fund's name will change to the "Natixis Diversified Income Fund" and accordingly, each reference to "Natixis Income Diversified Portfolio" in the Prospectus will be replaced with "Natixis Diversified Income Fund."